Document And Entity Information	12 Months Ended
	Dec. 31, 2013	May 08, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	NEWL
Entity Common Stock, Shares Outstanding		144,461,063
Entity Registrant Name	NewLead Holdings Ltd.
Entity Central Index Key	0001322587
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer